Debt, Finance Lease Obligations and Other Notes Payable - Maturities of Debt (Details) $ in Thousands	Dec. 31, 2017 MXN ($)
Maturity analysis for non-derivative financial liabilities
Principal amount	$ 123,550,897
Unamortized Finance Costs	(1,250,746)
2018
Maturity analysis for non-derivative financial liabilities
Principal amount	307,489
Unamortized Finance Costs	(466)
2019
Maturity analysis for non-derivative financial liabilities
Principal amount	989,156
Unamortized Finance Costs	(1,537)
2020
Maturity analysis for non-derivative financial liabilities
Principal amount	10,492,489
Unamortized Finance Costs	(20,700)
2021
Maturity analysis for non-derivative financial liabilities
Principal amount	7,992,489
Unamortized Finance Costs	(7,246)
2022
Maturity analysis for non-derivative financial liabilities
Principal amount	11,860,404
Unamortized Finance Costs	(29,139)
Thereafter
Maturity analysis for non-derivative financial liabilities
Principal amount	91,908,870
Unamortized Finance Costs	$ (1,191,658)